Land use right, net	12 Months Ended
Dec. 31, 2025
ZHEJIANG TIANLAN [Member]
Land use right, net
11.	Land use right, net

	December 31,
	2025	2024
	RMB’000	RMB’000
Gross carrying amount

Land use right	7,361	7,361
Less: Accumulated amortization	(2,959)	(2,811)

Net carrying amount	4,402	4,550

	Year ended December 31,
	2025	2024	2023
	RMB’000	RMB’000	RMB’000

Amortization expense	148	149	180

At December 31, 2025, the land use right pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB 1,280,000 (2024: RMB 1,326,000).

As December 31, 2025, estimated future land use right amortization expense for each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2026	148
2027	148
2028	148
2029	148
2030	148
Thereafter	3,662

Total	4,402